FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of notes and other explanatory information [Abstract]
Sensitivity Analysis for Types of Market Risk
The following table shows a breakdown of Ternium’s assessed financial position exposure to currency risk as of December 31, 2023.

Exposure to functional currency	$ million	BRL million

US dollar ($)	—	(469)
EU euro (EUR)	97	—
Argentine peso (ARS)	(135)	—
Mexican peso (MXN)	(313)	—
Brazilian real (BRL)	59	—
Colombian peso (COP)	(20)	—
Yenes (JPY)	115	—
Other currencies	(2)	—

Disclosure of Credit Risk Exposure	Approximately 34.8% of the Company’s liquid financial assets correspond to investment grade rated instruments as of December 31, 2023, in comparison with approximately 59.9% as of December 31, 2022. The investments in financial assets are as follows:

	As of December 31, 2023	As of December 31, 2022

Cash and cash equivalents	1,846,013	1,653,355

Other Investments - Current and Non-Current	2,186,420	1,975,490
Fixed Income (time-deposit, zero-coupon bonds, commercial papers)	1,025,207	576,784
Deposit certificates and investment funds	844,428	204,802
Commercial papers	129,798	323,386
Other	50,981	48,596
Bonds and other fixed income	1,160,230	1,395,853
Non - U.S. government securities	928,419	651,633
U.S. government and corporate securities	231,811	744,220
Other notes	983	2,853

Disclosure of How the Entity Manages Liquidity Risk	The amounts disclosed in the table are the contractual undiscounted cash flows.

$ million	2024	2025	2026	2027	Thereafter

Borrowings	940	9	744	94	359
Interests to be accrued (1)	189	164	134	96	153
Trade payables and other liabilities	2,253	46	18	17	65
Lease liabilities	52	47	33	31	78

Total	3,434	266	929	238	655
(1) These amounts do not include the effect of derivative financial instruments.

Disclosure of Financial Assets

As of December 31, 2023 (in $ thousands)	Amortized cost	Assets at fair value through profit or loss	Assets at fair value through OCI	Total

(i) Assets as per statement of financial position
Receivables	472,384	—	—	472,384
Derivative financial instruments	—	15,406	—	15,406
Trade receivables	2,065,499	—	—	2,065,499
Other investments	883,513	142,677	1,160,230	2,186,420
Cash and cash equivalents	1,367,235	478,778	—	1,846,013

Total	4,788,631	636,861	1,160,230	6,585,722

As of December 31, 2022 (in $ thousands)	Amortized cost	Assets at fair value through profit or loss	Assets at fair value through OCI	Total

(i) Assets as per statement of financial position
Receivables	197,686	—	—	197,686
Derivative financial instruments	—	227	—	227
Trade receivables	1,180,689	—	—	1,180,689
Other investments	483,209	96,428	1,395,853	1,975,490
Cash and cash equivalents	880,402	772,953	—	1,653,355

Total	2,741,986	869,608	1,395,853	5,007,447

Disclosure of Financial Liabilities

As of December 31, 2023 (in $ thousands)	Liabilities at fair value through profit or loss	Amortized cost	Total

(ii) Liabilities as per statement of financial position
Other liabilities	—	487,792	487,792
Trade payables	—	2,159,647	2,159,647
Derivative financial instruments	8,220	—	8,220
Finance lease liabilities	—	241,087	241,087
Borrowings	—	2,146,414	2,146,414

Total	8,220	5,034,940	5,043,160

As of December 31, 2022 (in $ thousands)	Liabilities at fair value through profit or loss	Amortized cost	Total

(ii) Liabilities as per statement of financial position
Other liabilities	—	64,968	64,968
Trade payables	—	1,102,264	1,102,264
Derivative financial instruments	505	—	505
Finance lease liabilities	—	239,149	239,149
Borrowings	—	1,031,865	1,031,865

Total	505	2,438,246	2,438,751

Disclosure of financial instruments at fair value through profit or loss
The following table presents the assets and liabilities that are measured at fair value as of December 31, 2023 and 2022:

	Fair value measurement as of December 31, 2023 (in $ thousands):
Description	Total	Level 1	Level 2	Level 3 (*)

Financial assets at fair value through profit or loss / OCI
Cash and cash equivalents	478,778	478,778	—	—
Other investments	1,302,907	1,086,319	197,743	18,845
Derivative financial instruments	15,406	—	15,406	—

Total assets	1,797,091	1,565,097	213,149	18,845

Financial liabilities at fair value through profit or loss / OCI
Derivative financial instruments	8,220	—	8,220	—

Total liabilities	8,220	—	8,220	—

	Fair value measurement as of December 31, 2022 (in $ thousands):
Description	Total	Level 1	Level 2	Level 3 (*)

Financial assets at fair value through profit or loss / OCI
Cash and cash equivalents	772,953	772,953	—	—
Other investments	1,492,281	1,283,284	164,980	44,017
Derivative financial instruments	227	—	227	—

Total assets	2,265,461	2,056,237	165,207	44,017

Financial liabilities at fair value through profit or loss / OCI
Derivative financial instruments	505	—	505	—

Total liabilities	505	—	505	—
(*) The fair value of financial instruments classified as level 3 is not obtained from observable market information, but from measurements of the asset portfolio at market value provided by the fund manager. The evolution of such instruments during the years ended December 31, 2023 and 2022, corresponds to the initial investment and to the changes in its fair value, as follows:.

	Guarantee fund companies	Non - U.S. government securities

As of December 31, 2022	2,854	41,163
Disinvestment	(2,169)	(5,801)
Interest accrued	—	(4,137)
Changes in fair value	2,441	(3,657)
Reclassifications	—	(9,706)
Net foreign exchange gain	(2,143)	—
At December 31, 2023	983	17,862

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation	The evolution of such instruments during the years ended December 31, 2023 and 2022, corresponds to the initial investment and to the changes in its fair value, as follows:.

	Guarantee fund companies	Non - U.S. government securities

As of December 31, 2022	2,854	41,163
Disinvestment	(2,169)	(5,801)
Interest accrued	—	(4,137)
Changes in fair value	2,441	(3,657)
Reclassifications	—	(9,706)
Net foreign exchange gain	(2,143)	—
At December 31, 2023	983	17,862